Other Payables	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Payables
16.	Other Payables

	As of December 31,
	2016	2017
	NT$	NT$
Payables for equipment	3,486,635	2,234,142
Payables for employees’ compensations	3,880,980	3,476,527
Others	4,528,902	4,372,035

	11,896,517	10,082,704

Others represent individually insignificant items such as supplies, maintenance charges, professional service fees and etc., which are presented on an aggregate basis.